Supplement to the
Fidelity® Variable Insurance Products
Mid Cap Portfolio Initial Class, Service Class and Service Class 2
April 30, 2018
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Tom Allen (co-manager) has managed the fund since June 2001.

Daniel Sherwood (co-manager) has managed the fund since February 2019.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Tom Allen is co-manager of the fund, which he has managed since June 2001. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Allen has worked as a research analyst and portfolio manager.

Daniel Sherwood is co-manager of the fund, which he has managed since February 2019. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Sherwood has worked as a research analyst and portfolio manager.

VMC-19-01 1.918615.102	February 22, 2019

Supplement to the
Fidelity® Variable Insurance Products
Mid Cap Portfolio Investor Class
April 30, 2018
Prospectus

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Tom Allen (co-manager) has managed the fund since June 2001.

Daniel Sherwood (co-manager) has managed the fund since February 2019.

The following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Tom Allen is co-manager of the fund, which he has managed since June 2001. He also manages other funds. Since joining Fidelity Investments in 1995, Mr. Allen has worked as a research analyst and portfolio manager.

Daniel Sherwood is co-manager of the fund, which he has managed since February 2019. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Sherwood has worked as a research analyst and portfolio manager.

VIPMID-INV-19-01 1.918614.102	February 22, 2019